Fair Value Measurements - Summary of Plan"s Investments at Fair based on Valuation Inputs (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 460,943,536	$ 393,328,692
Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	276,802	296,537
Berkshire Hathaway Class B Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	13,806,299	12,636,838
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	437,253,013	193,794,197
Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		176,639,823
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	451,059,312	206,431,035
Level 1 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Berkshire Hathaway Class B Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	13,806,299	12,636,838
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	437,253,013	193,794,197
Level 1 | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	276,802	176,936,360
Level 2 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	276,802	296,537
Level 2 | Berkshire Hathaway Class B Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		176,639,823
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Berkshire Hathaway Class B Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0
Level 1 2 and 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	451,336,114	383,367,395
Net Asset Value | VRSTIII
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 9,607,422	$ 9,961,297